37. Fair value of financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	$ 719
Liabilities	(279)	$ (138)
Level II [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	67	58
Liabilities		(110)
Level I [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	652	882
Liabilities		(28)
Level I [member] | Level 3 of fair value hierarchy [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets
Liabilities	(269)
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities
Commodity derivatives Liabilities [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(10)
Commodity derivatives Liabilities [member] | Level II [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities
Commodity derivatives Liabilities [member] | Level I [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(10)
Commodity derivatives Liabilities [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities
Foreign Currency Contracts Derivative [member] | Level II [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities	(269)
Foreign Currency Contracts Derivative [member] | Level II [member] | Level 3 of fair value hierarchy [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities
Foreign Currency Contracts Derivative [member] | Level I [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Liabilities
Foreign Currency Contracts Derivative [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	67
Foreign Currency Contracts Derivative [member] | Level II [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	67
Foreign Currency Contracts Derivative [member] | Level I [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets
Foreign Currency Contracts Derivative [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets
Marketable Securities [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	652
Marketable Securities [member] | Level II [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets
Marketable Securities [member] | Level I [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	652
Marketable Securities [member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets
Interest Rate Derivatives [Member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	48
Interest Rate Derivatives [Member] | Level II [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets	48
Interest Rate Derivatives [Member] | Level I [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets
Interest Rate Derivatives [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
DisclosureFairValueOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Assets